Operating segments (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Schedule of Operating Segments

	For the three months ended April 30, 2022
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total

Net interest income (2)	$2,144	$1,687	$184	$360	$98	$4,473
Non-interest income (3)(4)	759	720	1,174	902	(86)	3,469
Total revenues	2,903	2,407	1,358	1,262	12	7,942
Provision for credit losses	(12)	276	1	(46)	–	219
Non-interest expenses	1,324	1,268	803	653	111	4,159
Provision for income taxes	412	182	145	167	(89)	817
Net income	$1,179	$681	$409	$488	$(10)	$2,747
Net income attributable to non-controlling interests in subsidiaries	$–	$76	$2	$–	$–	$78
Net income attributable to equity holders of the Bank	$1,179	$605	$407	$488	$(10)	$2,669
Average assets ($ billions)	$423	$204	$32	$431	$174	$1,264
Average liabilities ($ billions)	$326	$149	$48	$400	$269	$1,192
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $92 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $18, International Banking – $77, Global Wealth Management – $5, and Other – $(16).

	For the three months ended January 31, 2022
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,133	$1,648	$174	$373	$16	$4,344
Non-interest income (3)(4)	741	749	1,248	1,031	(64)	3,705
Total revenues	2,874	2,397	1,422	1,404	(48)	8,049
Provision for credit losses	(35)	274	(1)	(16)	–	222
Non-interest expenses	1,282	1,285	862	670	124	4,223
Provision for income taxes	426	208	146	189	(105)	864
Net income	$1,201	$630	$415	$561	$(67)	$2,740
Net income attributable to non-controlling interests in subsidiaries	$–	$85	$3	$–	$–	$88
Net income attributable to equity holders of the Bank	$1,201	$545	$412	$561	$(67)	$2,652
Average assets ($ billions)	$412	$196	$31	$444	$156	$1,239
Average liabilities ($ billions)	$320	$144	$47	$407	$247	$1,165
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $92 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $8, International Banking – $68, Global Wealth Management – $1, and Other – $14.

	For the three months ended April 30, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,934	$1,662	$152	$350	$78	$4,176
Non-interest income (3)(4)	690	716	1,156	907	91	3,560
Total revenues	2,624	2,378	1,308	1,257	169	7,736
Provision for credit losses	145	396	(2)	(43)	–	496
Non-interest expenses	1,229	1,294	802	633	84	4,042
Provision for income taxes	323	181	134	150	(46)	742
Net income	$927	$507	$374	$517	$131	$2,456
Net income attributable to non-controlling interests in subsidiaries	$–	$87	$2	$–	$1	$90
Net income attributable to equity holders of the Bank	$927	$420	$372	$517	$130	$2,366
Average assets ($ billions)	$372	$194	$28	$399	$158	$1,151
Average liabilities ($ billions)	$311	$149	$45	$398	$177	$1,080
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $76 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $26, International Banking – $53, Global Wealth Management – $4, and Other – $30.

	For the six months ended April 30, 2022
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$4,277	$3,335	$358	$733	$114	$8,817
Non-interest income (3)(4)	1,500	1,469	2,422	1,933	(150)	7,174
Total revenues	5,777	4,804	2,780	2,666	(36)	15,991
Provision for credit losses	(47)	550	–	(62)	–	441
Non-interest expenses	2,606	2,553	1,665	1,323	235	8,382
Provision for income taxes	838	390	291	356	(194)	1,681
Net income	$2,380	$1,311	$824	$1,049	$(77)	$5,487
Net income attributable to non-controlling interests in subsidiaries	$–	$161	$5	$–	$–	$166
Net income attributable to equity holders of the Bank	$2,380	$1,150	$819	$1,049	$(77)	$5,321
Average assets ($ billions)	$417	$200	$32	$438	$164	$1,251
Average liabilities ($ billions)	$323	$146	$48	$403	$258	$1,178
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $184 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $26, International Banking – $145, Global Wealth Management – $6, and Other – $ (2) .

	For the six months ended April 30, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$3,918	$3,450	$307	$708	$144	$8,527
Non-interest income (3)(4)	1,354	1,489	2,391	1,885	162	7,281
Total revenues	5,272	4,939	2,698	2,593	306	15,808
Provision for credit losses	360	921	2	(23)	–	1,260
Non-interest expenses	2,433	2,696	1,619	1,247	255	8,250
Provision for income taxes	641	338	282	309	(126)	1,444
Net income	$1,838	$984	$795	$1,060	$177	$4,854
Net income attributable to non-controlling interests in subsidiaries	$–	$175	$5	$–	$–	$180
Net income attributable to equity holders of the Bank	$1,838	$809	$790	$1,060	$177	$4,674
Average assets ($ billions)	$370	$197	$28	$397	$162	$1,154
Average liabilities ($ billions)	$308	$151	$43	$393	$188	$1,083
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $145 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $46, International Banking – $102, Global Wealth Management – $7, and Other – $15.